Operating income (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of detailed information about revenue by segment [Table Text Block]

(Million euro)	External sales	Inter-segment sales	Total	Var. %
Construction	6,919	315	7,234	5%
Toll Roads	1,246	10	1,256	16%
Airports	82	9	91	14%
Energy	268	2	270	30%
Other activities (*)	348	172	520	3%
Adjustments	—	(224)	(224)	(4)%
Total	8,864	283	9,147	7%
(*) Corresponds to support services provided by the Corporation Division to the rest of the Group’s businesses, which are eliminated in the consolidation process.

(Million euro)	External sales	Inter-segment sales	Total	Var. %
Construction	6,380	489	6,869	9%
Toll Roads	1,084	1	1,085	39%
Airports	80	—	80	48%
Energy	207	—	207	8%
Other activities (*)	350	156	506	9%
Adjustments	—	(233)	(233)	6%
Total	8,101	413	8,514	13%
(*) Corresponds to support services provided by the Corporation Division to the rest of the Group’s businesses, which are eliminated in the consolidation process.

(Million euro)	External sales	Inter-segment sales	Total
Construction	5,249	1,031	6,280
Toll Roads	779	1	780
Airports	54	—	54
Energy	191	—	191
Other activities (*)	327	139	466
Adjustments	—	(220)	(220)
Total	6,600	951	7,551
(*) Mainly corresponds to support services provided by the Corporation Division to the rest of the Group’s businesses, which are eliminated in the consolidation process.

Disclosure of detailed information about revenue by geographic area [Table Text Block]

(Million euro)	2024	2023	Var. 23/22	2022	Var. 22/21
USA	3,271	2,879	392	2,906	(27)
Poland	2,119	2,160	(41)	1,842	318
Spain	1,582	1,475	107	1,154	321
UK	809	771	38	708	63
Canada	246	161	85	100	61
Other	1,120	1,068	52	841	227
TOTAL	9,147	8,514	633	7,551	963